A. ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS

Applied Optoelectronics, Inc. (“AOI” or the “Company”) was incorporated in the State of Texas on February 28, 1997. The Company is a leading, vertically integrated provider of fiber-optic networking products, primarily for three networking end-markets: cable television, fiber-to-the-home and internet data centers. The Company designs and manufactures a range of optical communications products at varying levels of integration, from components, subassemblies and modules to complete turn-key equipment.

Prime World International Holdings, Ltd. (“Prime World”) is a wholly-owned subsidiary of the Company incorporated in the British Virgin Islands on January 13, 2006. Prime World is the parent company of Global Technology, Inc. (“Global”). Global was established in June 2002 in the People’s Republic of China (“PRC”) and was acquired by Prime World on March 30, 2006. The Company also operates a division, AOI—Taiwan, which is qualified to do business in Taiwan and primarily manufactures transceivers and performs research and development activities.